Events After The Balance Sheet Date - Additional Information (Detail) € / shares in Units, € in Millions	Feb. 05, 2018 EUR (€)	Feb. 01, 2018 € / shares	Feb. 01, 2018 £ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Bond issued				€ 22,709	€ 15,053
Entering into significant commitments or contingent liabilities [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Bond issued	€ 2,000
Entering into significant commitments or contingent liabilities [Member] | 0.5% Bonds due August 2023 [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Bond issued	€ 500
Maturity period	August 2023
Entering into significant commitments or contingent liabilities [Member] | 0.5% Bonds due August 2023 [Member] | Fixed interest rate [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Fixed rate	0.50%
Entering into significant commitments or contingent liabilities [Member] | 1.125% Bonds due February 2027 [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Bond issued	€ 700
Maturity period	February 2027
Entering into significant commitments or contingent liabilities [Member] | 1.125% Bonds due February 2027 [Member] | Fixed interest rate [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Fixed rate	1.125%
Entering into significant commitments or contingent liabilities [Member] | 1.625% Bonds due February 2033 [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Bond issued	€ 800
Maturity period	February 2033
Entering into significant commitments or contingent liabilities [Member] | 1.625% Bonds due February 2033 [Member] | Fixed interest rate [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Fixed rate	1.625%
Unilever N.V. [member] | Major Ordinary Share Transactions [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share | € / shares		€ 0.3585
Unilever PLC [member] | Major Ordinary Share Transactions [Member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share | £ / shares			£ 0.3155